Consolidated Statements of Changes in Shareholders' (Deficit)/Equity ¥ in Thousands, $ in Thousands		Ordinary Shares [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Accumulated Other Comprehensive Loss [Member] CNY (¥)	Accumulated Deficit [Member] CNY (¥)	Non-controlling interest [Member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, number of shares at Jun. 30, 2012 | shares		2,027,680
Beginning balance, amount at Jun. 30, 2012		¥ 168	¥ 22,250	¥ 6,738	¥ (11,460)	¥ (690,519)	¥ 0		¥ (672,823)
Share-based compensation expenses		0	5,705	0	0	0	0		5,705
Repurchase of Series E Preferred Shares		¥ 0	(29,355)	0	0	(235,677)	0		(265,032)
Issuance of ordinary shares upon exercise of share options, number of shares | shares		4,061,591
Issuance of ordinary shares upon exercise of share options, amount		¥ 256	3,239	0	0	0	0		3,495
Conversion/redesignation of preferred shares, number of shares | shares		72,348,862
Conversion/redesignation of preferred shares, amount		¥ 5,056	792,523	0	0	0	0		797,579
Consolidation of CJOL	[1]	0	0	0	0	0	15,135		15,135
Appropriation of statutory reserves		0	0	2,355	0	(2,355)	0		0
Net income		0	0	0	0	155,833	(32)		155,801
Net income/(loss) of CJOL attributable to SEEK	[2]	0	0	0	(2)	81	0		79
Foreign currency translation adjustment, net of tax		¥ 0	0	0	8,911	0	0		8,911
Ending balance, number of shares at Jun. 30, 2013 | shares		78,438,133
Ending balance, amount at Jun. 30, 2013		¥ 5,480	794,362	9,093	(2,551)	(772,637)	15,103		48,850
Share-based compensation expenses		¥ 0	30,243	0	0	0	0		30,243
Issuance of ordinary shares upon exercise of share options, number of shares | shares		7,663,409
Issuance of ordinary shares upon exercise of share options, amount		¥ 471	39,711	0	0	0	0		40,182
Conversion/redesignation of preferred shares, number of shares | shares		338,496
Conversion/redesignation of preferred shares, amount		¥ 21	1,368	0	0	0	0		1,389
Issuance of ordinary shares upon IPO, net of expenses, number of shares | shares		11,220,000
Issuance of ordinary shares upon IPO, net of expenses, amount		¥ 690	402,711	0	0	0	0		403,401
Issuance of ordinary shares upon Concurrent Private Placement ("CPP"), net of expenses, number of shares | shares		2,222,222
Issuance of ordinary shares upon Concurrent Private Placement ("CPP"), net of expenses, amount		¥ 137	86,601	0	0	0	0		86,738
Deemed dividend to SEEK		0	(21,051)	0	0	0	0		(21,051)
Transaction costs related to acquisition of CJOL		0	(3,907)	0	0	0	0		(3,907)
Dividend to non-controlling shareholder of CJOL		0	0	0	0	0	(6,227)		(6,227)
Appropriation of statutory reserves		0	0	1,613	0	(1,613)	0		0
Net income		0	0	0	0	185,890	763		186,653
Net income/(loss) of CJOL attributable to SEEK	[2]	0	0	0	(125)	(1,685)	0		(1,810)
Foreign currency translation adjustment, net of tax		0	0	0	992	0	0		992
Dividend distribution to the Company's shareholders		¥ 0	0	0	0	(147,650)	0		(147,650)
Ending balance, number of shares at Jun. 30, 2014 | shares		99,882,260
Ending balance, amount at Jun. 30, 2014		¥ 6,799	1,330,038	10,706	(1,684)	(737,695)	9,639		617,803
Share-based compensation expenses		¥ 0	23,447	0	0	0	0		23,447
Issuance of ordinary shares upon exercise of over-allotment options, net of expenses, number of shares | shares		1,683,000
Issuance of ordinary shares upon exercise of over-allotment options, net of expenses, amount		¥ 104	61,950	0	0	0	0		62,054
Issuance of ordinary shares upon exercise of share options, number of shares | shares		6,427,446
Issuance of ordinary shares upon exercise of share options, amount		¥ 393	75,952	0	0	0	0		76,345
Conversion/redesignation of preferred shares, amount								$ 0	0
Appropriation of statutory reserves		0	0	63	0	(63)	0		0
Net income		0	0	0	0	251,218	1,404	40,745	252,622
Foreign currency translation adjustment, net of tax		¥ 0	0	0	(1,487)	0	0	(240)	(1,487)
Ending balance, number of shares at Jun. 30, 2015 | shares		107,992,706
Ending balance, amount at Jun. 30, 2015		¥ 7,296	¥ 1,491,387	¥ 10,769	¥ (3,171)	¥ (486,540)	¥ 11,043	$ 166,256	¥ 1,030,784

[1]	* On June 20, 2014, the Company completed the acquisition of Jobs DB China Investments Limited and its consolidated affiliated entities (collectively, "CJOL") from Jobs DB Inc. ("Jobs DB") (Note 16). CJOL was consolidated by Zhaopin under common control accounting principles from February 19, 2013; its non-controlling interest is recognized in Zhaopin's consolidated financial statements accordingly.
[2]	** Net income of CJOL was received and retained by Jobs DB before CJOL was acquired by Zhaopin in June 2014 (Note 16)